SUNAMERICA FOCUSED SERIES, INC.(R)

Supplement to the Prospectus and Statement of Additional Information dated February 20, 2004.


       On June 29, 2004, the Board of Directors of SunAmerica Focused Series, Inc., approved certain changes to the Focused International Equity Portfolio. Effective August 2, 2004, The Boston Company Asset Management, LLC ("TBCAM") will no longer serve as an adviser for a portion of the assets of the Focused International Equity Portfolio. Marsico Capital Management, LLC ("Marsico"), pursuant to its Subadvisory Agreement with SunAmerica, will assume subadvisory responsibilities for the component. All references to TBCAM with respect to the Focused International Equity Portfolio in the Prospectus and Statement of Additional Information are no longer applicable.

       References to TBCAM under the heading "INFORMATION ABOUT ADVISERS" on page 56 of the Prospectus are replaced with the following:


                        NAME, TITLE AND AFFILIATION
PORTFOLIO               OF PORTFOLIO MANAGER           EXPERIENCE

Focused International   Jim Gendelman                  Mr.   Gendelman   is  the
Equity Portfolio        Portfolio Manager (Marsico)    portfolio manager for the
                                                       Marsico     International
                                                       Opportunities Fund. Prior
                                                       to  joining   Marsico  in
                                                       April 2000, Mr. Gendelman
                                                       had been  vice  president
                                                       of international sales at
                                                       Goldman Sachs since 1987.
                                                       A former CPA with Ernst &
                                                       Young   and  a   Michigan
                                                       native,   Mr.   Gendelman
                                                       holds a bachelor's degree
                                                       in    accounting     from
                                                       Michigan State University
                                                       and  an  MBA   from   the
                                                       University   of   Chicago
                                                       Graduate     School    of
                                                       Business.

       All references to TBCAM with respect to the Focused International Equity Portfolio on pages B-45 and B-46 of the Statement of Additional Information are no longer applicable.

Dated:  July 19, 2004